Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Detail) - $ / shares	May 31, 2019	May 31, 2018
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,801,714	158,379,387
Common stock, shares outstanding	157,849,714	158,319,910
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,801,714	158,379,387
Common stock, shares outstanding	157,849,714	158,319,910